UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY
MARKET FUND

FORM N-Q
JUNE 30, 2009

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS† — 99.1%
Education — 17.8%
	ABAG Finance Authority for Nonprofit Corp., CA:
$ 11,865,000	Francis Parker School Project, LOC-Bank of New York, 0.200%, 7/2/09 (a)	$11,865,000
11,285,000	Head Royce School, LOC-Bank of America N.A., 0.280%, 7/2/09 (a)	11,285,000
	Revenue:
6,200,000	Katherine Delmar Burke School, LOC-Allied Irish Banks PLC,
	0.430%, 7/2/09 (a)	6,200,000
2,615,000	Marin Country Day School, LOC-U.S. Bank N.A., 0.180%, 7/2/09 (a)	2,615,000
2,550,000	Saint Anthony Foundation, LOC-Bank of America N.A., 0.280%, 7/2/09 (a)	2,550,000
3,850,000	Santa Cruz Montessori School, LOC-Comerica Bank, 0.330%, 7/2/09 (a)	3,850,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects:
5,675,000	LOC-Bank of Nova Scotia, 0.300%, 7/2/09 (a)	5,675,000
3,105,000	LOC-Scotiabank, 0.300%, 7/2/09 (a)	3,105,000
	California EFA Revenue:
4,750,000	Art Center College of Design, LOC-Allied Irish Bank PLC, 0.400%, 7/2/09 (a)	4,750,000
6,365,000	Chapman University, LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	6,365,000
7,000,000	Loyola Marymount University, LOC-Allied Irish Bank PLC, 0.500%, 7/1/09 (a)	7,000,000
	Refunding, Stanford University:
5,075,000	0.150%, 7/1/09 (a)(b)	5,075,000
6,600,000	0.150%, 7/1/09 (a)	6,600,000
8,100,000	Stanford University, 0.150%, 7/1/09 (a)(b)	8,100,000
14,000,000	TECP, Stanford University 0.400% due 1/27/10	14,000,000
6,000,000	University of San Francisco, LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	6,000,000
	California EFA, TECP Stanford University:
24,000,000	0.300% due 7/7/09	24,000,000
27,000,000	0.250% due 7/17/09	27,000,000
	California Infrastructure & Economic Development Bank Revenue:
3,200,000	California Academy of Sciences, LOC-Bank of Nova Scotia, 0.150%, 7/1/09 (a)	3,200,000
5,000,000	Colburn School, LOC-Allied Irish Bank PLC, 0.400%, 7/2/09 (a)	5,000,000
2,100,000	Los Angeles County Museum, LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	2,100,000
5,800,000	St. Margarets Episcopal School, LOC-Allied Irish Bank PLC, 0.430%, 7/2/09 (a)	5,800,000
	California MFA Revenue:
3,200,000	Serra Catholic School, LOC-Allied Irish Bank PLC, 0.430%, 7/2/09 (a)	3,200,000
7,475,000	St. Andrews Parish, LOC-Allied Irish Bank PLC, 0.430%, 7/2/09 (a)	7,475,000
1,500,000	Trinity School, LOC-Comerica Bank, 0.330%, 7/2/09 (a)	1,500,000
8,070,000	Vacaville Christian Schools, LOC-Allied Irish Bank PLC, 0.400%, 7/2/09 (a)	8,070,000
	California State University, TECP:
10,800,000	LOC-JPMorgan Chase, State Street Bank & Trust Co., 0.350% due 9/3/09	10,800,000
12,496,000	LOC-JPMorgan Chase, State Street Bank & Trust Co., 0.300% due 9/3/09	12,496,000
	California Statewide CDA:
	Revenue:
14,400,000	Azusa Pacific University Project, LOC-Allied Irish Bank PLC,
	0.480%, 7/2/09 (a)	14,400,000
15,450,000	Concordia University Project, LOC-U.S. Bank, 0.250%, 7/1/09 (a)	15,450,000

See Notes to Schedule of Investments.

1

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Education — 17.8% (continued)
$ 1,100,000	Culinary Institute of America, LOC-Allied Irish Bank PLC, 1.050%, 7/2/09 (a)	$1,100,000
5,000,000	Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.,
	0.120%, 7/1/09 (a)	5,000,000
1,985,000	Touro University Project, LOC-JPMorgan Chase, 0.170%, 7/2/09 (a)	1,985,000
8,050,000	Webb Schools, LOC-Bank of New York, 0.200%, 7/2/09 (a)	8,050,000
14,485,000	Coachella Valley, CA, USD, COP, 2006 School Financing Project, FSA,
	SPA-Dexia Credit Local, 1.080%, 7/2/09 (a)	14,485,000
	Grant, CA, Joint Union High School District, COP:
2,275,000	Bridge Funding Program, FSA, SPA-Dexia Credit Local, 3.000%, 7/2/09 (a)	2,275,000
18,675,000	School Facility Bridge Funding Program, FSA, SPA-Dexia Credit Local,
	3.000%, 7/2/09 (a)	18,675,000
7,500,000	Los Altos, CA, School District, TRAN, 3.000% due 7/23/09	7,506,319
	Los Angeles, CA, COP:
2,500,000	Laurence School, LOC-Allied Irish Bank PLC, 0.430%, 7/2/09 (a)	2,500,000
8,480,000	Loyola High School, LOC-Allied Irish Bank PLC, 0.430%, 7/2/09 (a)	8,480,000
1,100,000	Windward School, LOC-Allied Irish Banks PLC, 0.430%, 7/2/09 (a)	1,100,000
	Perris, CA:
3,600,000	School District COP, School Facility Bridge Project, FSA, SPA-Dexia
	Credit Local, 3.000%, 7/2/09 (a)	3,600,000
8,285,000	Union High School District COP, School Financing Project, FSA, SPA-
	Dexia Credit Local, 2.320%, 7/2/09 (a)	8,285,000
1,000,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G. Mendez
	University Systems Project, LOC-Banco Santander PR, 0.350%, 7/1/09 (a)	1,000,000
	Regents of University of California, TECP:
14,000,000	0.300% due 10/7/09	14,000,000
17,500,000	0.300% due 10/8/09	17,500,000
10,000,000	0.350% due 11/3/09	10,000,000
10,000,000	0.350% due 11/5/09	10,000,000
16,800,000	Sacramento, CA, USD, COP, FSA, SPA-Dexia Credit Local, 0.700%, 7/2/09 (a)	16,800,000
6,225,000	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
	0.280%, 7/2/09 (a)	6,225,000
	San Jacinto, CA, USD, COP, School Facility Bridge Funding Project, FSA:
8,650,000	SPA-Dexia Credit Local, 3.000%, 7/2/09 (a)	8,650,000
4,700,000	SPA-First Union National Bank, 1.500%, 7/2/09 (a)	4,700,000
300,000	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 0.170%, 7/1/09 (a)	300,000
5,025,000	William S. Hart Unified High School District, COP, School Facility Bridge
	Funding Program, FSA, SPA-First Union National Bank, 1.350%, 7/2/09 (a)	5,025,000
	Total Education	422,767,319
Finance — 0.2%
5,000,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit
	Village, LOC-Citibank N.A., 0.160%, 7/1/09 (a)	5,000,000
General Obligation — 6.8%
	Commonwealth of Puerto Rico, GO:
1,200,000	FSA, SPA-Dexia Bank, 0.770%, 7/2/09 (a)	1,200,000
3,200,000	FSA, SPA-Dexia Credit Local, 1.900%, 7/2/09 (a)	3,200,000
	Public Improvements:
1,200,000	FSA, SPA-Dexia Bank, 0.770%, 7/2/09 (a)	1,200,000
2,900,000	FSA, SPA-Dexia Credit Local, 0.770%, 7/2/09 (a)	2,900,000
75,010,000	FSA, SPA-JPMorgan Chase, 1.250%, 7/2/09 (a)	75,010,000
3,100,000	Refunding, Public Improvements, FSA, SPA-Dexia Credit Local,
	0.220%, 7/1/09 (a)	3,100,000

See Notes to Schedule of Investments.

2

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

General Obligation — 6.8% (continued)
$ 2,600,000	Irvine Ranch, CA, Water District, GO, LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	$2,600,000
60,000,000	Oakland, CA, GO, TRAN, 3.000% due 7/17/09	60,037,530
12,500,000	San Francisco, CA, GO, City & County USD, TRAN, 3.000% due 11/25/09	12,602,223
	Total General Obligation	161,849,753
Health Care — 14.8%
	California Health Facilities Finance Authority Revenue:
11,700,000	Lucile Salter Packard Children’s Hospital, 0.160%, 7/2/09 (a)	11,700,000
16,800,000	Revenue, Stanford Hospital, 0.180%, 7/1/09 (a)	16,800,000
	California Health Facilities Finance Authority, Kaiser Permanente, TECP:
24,000,000	0.400% due 10/14/09	24,000,000
15,000,000	0.400% due 10/15/09	15,000,000
29,000,000	0.400% due 11/16/09	29,000,000
20,000,000	Kaiser Permanente, 0.400% due 11/17/09	20,000,000
	California Health Facilities Financing Authority Revenue:
2,400,000	Adventist Health System West, LOC-U.S. Bank N.A., 0.130%, 7/1/09 (a)	2,400,000
14,200,000	Children’s Hospital of Orange County, LOC-U.S. Bank N.A., 0.200%
	due 7/8/09 (c)	14,200,000
14,000,000	Stanford Hospital & Clinics, 0.550% due 6/16/10 (c)	14,000,000
3,935,000	Stanford Hospital & Clinics, FSA, SPA-Dexia Credit Local, 0.700%, 7/1/09 (a)	3,935,000
	California Statewide CDA Revenue:
23,500,000	John Muir Health, LOC-UBS AG, 0.160%, 7/2/09 (a)	23,500,000
20,000,000	Kaiser Foundation Hospitals, 3.000% due 10/1/09 (c)	20,389,407
6,000,000	Kaiser Permanente, TECP, 0.550% due 7/14/09	6,000,000
7,100,000	Rady Children’s Hospital, LOC-Allied Irish Bank PLC, 0.420%, 7/2/09 (a)	7,100,000
9,000,000	Santa Barbara Cottage Hospital, 0.160%, 7/2/09 (a)	9,000,000
59,985,000	St. Joseph Health Systems, 0.160%, 7/2/09 (a)	59,985,000
11,090,000	Sweep Loan Program, LOC-Citibank N.A., 0.220%, 7/1/09 (a)	11,090,000
2,500,000	TECP, Kaiser Permanente, 0.400% due 10/14/09	2,500,000
7,700,000	University Retirement Community, Radian, LOC-Bank of America N.A.,
	0.180%, 7/1/09 (a)	7,700,000
	California Statewide CDA, Kaiser Permanente, TECP:
6,000,000	0.400% due 10/14/09	6,000,000
7,000,000	0.400% due 11/16/09	7,000,000
14,000,000	0.450% due 1/13/10	14,000,000
20,860,000	Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-
	Thuringen, 0.180%, 7/2/09 (a)	20,860,000
5,000,000	Loma Linda, CA, Hospital Revenue, Loma Linda University Medical Center,
	LOC-Bank of America N.A., 0.300%, 7/2/09 (a)	5,000,000
	Total Health Care	351,159,407
Housing: Multi-Family — 13.1%
9,920,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Housing Acton
	Courtyard Apartments, LOC-Wells Fargo Bank N.A., 0.280%, 7/2/09 (a)(d)	9,920,000
1,580,000	Anaheim, CA, MFH Revenue, Cobblestone Apartments, FNMA-
	Collateralized, 0.300%, 7/2/09 (a)(d)	1,580,000
	California Statewide CDA:
	MFH Revenue:
9,505,000	Arbor Ridge Apartments, FHLMC, LIQ-FHLMC, 0.340%, 7/2/09 (a)(d)	9,505,000
4,600,000	Avian Glen Apartments Project, LOC-Citibank N.A., 0.370%, 7/2/09 (a)(d)	4,600,000
3,415,000	Breezewood Apartments, FNMA, LIQ-FNMA, 0.300%, 7/2/09 (a)(d)	3,415,000

See Notes to Schedule of Investments.

3

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 13.1% (continued)
$ 7,550,000	Campus Pointe Apartments, FNMA, LIQ-FNMA, 0.360%, 7/2/09 (a)(d)	$7,550,000
8,200,000	David Avenue Apartments, FHLMC, LIQ-FHLMC, 0.400%, 7/1/09 (a)(d)	8,200,000
3,400,000	Harmony Court Apartments, FNMA, LIQ-FNMA, 0.300%, 7/2/09 (a)(d)	3,400,000
7,009,000	Parkside Terrace, FHLMC, LIQ-FHLMC, 0.340%, 7/2/09 (a)(d)	7,009,000
3,550,000	Phoenix Terrace Apartments, FNMA, LIQ-FNMA, 0.340%, 7/2/09 (a)(b)(d)	3,550,000
5,440,000	Stoneridge Elk Grove, LOC-Citibank N.A., 0.370%, 7/2/09 (a)(d)	5,440,000
	Multi-Family Revenue:
5,685,000	Varenna Care Center LP, LOC-FHLB, 0.240%, 7/2/09 (a)	5,685,000
600,000	Village Hesperia Apartment, FNMA, 0.300%, 7/2/09 (a)(d)	600,000
6,955,000	Corona, CA, MFH Revenue, Housing Country Hills Project, FHLMC-
	Collateralized, 0.190%, 7/2/09 (a)	6,955,000
11,500,000	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte Del Rey,
	0.190%, 7/2/09 (a)	11,500,000
14,995,000	Fresno, CA, MFH Revenue, Heron Pointe Apartments, FNMA, LIQ-FNMA,
	0.190%, 7/2/09 (a)	14,995,000
3,100,000	Garden Grove, CA, MFH Revenue, Housing California, Malabar Apartments,
	FNMA-Collateralized, 0.300%, 7/2/09 (a)(d)	3,100,000
1,405,000	Los Angeles County, CA, Housing Authority MFH Revenue, Sand Canyon,
	LIQ- FHLMC, 0.250%, 7/2/09 (a)	1,405,000
	Los Angeles, CA:
	Community RDA, MFH Revenue:
20,700,000	Grand Promenade Project, FHLMC, 0.190%, 7/2/09 (a)	20,700,000
12,400,000	Wilshire Station Apartments, LOC-Bank of America N.A., 0.380%, 7/1/09 (a)(d)	12,400,000
3,100,000	MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.,
	0.450%, 7/2/09 (a)(d)	3,100,000
3,100,000	Modesto, CA, MFH Revenue, Westdale Commons, FNMA, LIQ-FNMA,
	0.200%, 7/1/09 (a)	3,100,000
	Orange County, CA:
13,725,000	Apartment Development Revenue, Wood Canyon Villas, Issue E,
	FNMA-Collateralized, 0.300%, 7/2/09 (a)(d)	13,725,000
7,740,000	Housing Authority, Apartment Development Revenue, Oasis Martinique
	I, LIQ-FNMA, 0.200%, 7/2/09 (a)	7,740,000
23,100,000	Pasadena, CA, CDA, MFH Revenue, Holly Street Apartments, FNMA-
	Collateralized, 0.210%, 7/2/09 (a)(d)	23,100,000
	Sacramento County, CA, Housing Authority MFH Revenue:
5,900,000	Ashford, FNMA, 0.180%, 7/2/09 (a)	5,900,000
17,800,000	Logan Park Apartments, FHLMC, LIQ-FHLMC, 0.340%, 7/2/09 (a)(d)	17,800,000
15,000,000	Seasons at Winter, LIQ-FHLMC, 0.340%, 7/2/09 (a)(d)	15,000,000
2,300,000	The Lofts at Natomas Apartments LLC, LIQ-FNMA, 0.300%, 7/2/09 (a)(d)	2,300,000
	San Diego, CA, Housing Authority MFH Revenue:
4,595,000	Hillside Garden Apartments, FNMA, LIQ-FNMA, 0.300%, 7/2/09 (a)(d)	4,595,000
17,500,000	Studio 15 Housing Partners LLC, LOC-Citibank N.A., 0.400%, 7/2/09 (a)(d)	17,500,000
	San Francisco, CA:
	City & County MFH Revenue:
4,305,000	8th & Howard Family Apartments, LOC-Citibank N.A., 0.370%,
	7/2/09 (a)(d)	4,305,000
900,000	Folsom Dore Apartment Project, LOC-Citibank N.A., 0.370%, 7/2/09 (a)(d)	900,000
	City & County RDA, Multi-Family Revenue:
20,000,000	Bayside Village Project, LOC-Bank One Arizona N.A., 0.190%, 7/1/09 (a)	20,000,000

See Notes to Schedule of Investments.

4

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 13.1% (continued)
$ 2,500,000	Namiki Apartments, LOC-Citibank N.A., 0.370%, 7/1/09 (a)(d)	$2,500,000
7,700,000	Notre Dame Housing Partners LP, LOC-Citibank N.A., 0.370%, 7/1/09 (a)(d)	7,700,000
5,509,000	Ocean Beach Apartments, LOC-Citibank N.A., 0.370%, 7/1/09 (a)(d)	5,509,000
	San Jose, CA, MFH Revenue:
4,200,000	Sunset Square Apartments Project, LOC-Citibank N.A., 0.370%, 7/2/09 (a)(d)	4,200,000
6,860,000	Villa Monterey Apartments, FNMA, LIQ-FNMA, 0.400%, 7/2/09 (a)(d)	6,860,000
3,250,000	West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-
	Allied Irish Bank PLC, 0.400%, 7/1/09 (a)	3,250,000
	Total Housing: Multi-Family	310,593,000
Housing: Single Family — 0.3%
6,065,000	Los Angeles, CA, Single-Family Mortgage Revenue, SPA-State Street Bank
	& Trust Co., 0.790%, 7/1/09 (a)(d)	6,065,000
Industrial Revenue — 1.8%
	Alameda County, CA, IDA Revenue:
2,330,000	JMS Family Partnership, LOC-Wells Fargo Bank N.A., 0.450%, 7/1/09 (a)(d)	2,330,000
4,660,000	Plyproperties Project, LOC-Wells Fargo Bank, N.A., 0.480%, 7/2/09 (a)(d)	4,660,000
	California Infrastructure & Economic Development Bank Revenue:
	California Academy of Sciences:
2,000,000	LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	2,000,000
3,420,000	LOC-Northern Trust Co., 0.150%, 7/1/09 (a)	3,420,000
5,600,000	LOC-U.S. Bank N.A., 0.150%, 7/1/09 (a)	5,600,000
955,000	IDR, RCP Block & Brick, LOC-U.S. Bank N.A., 0.340%, 7/2/09 (a)(d)	955,000
8,100,000	Jewish Community Center, LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	8,100,000
2,995,000	Los Angeles County Museum, LOC-Bank of New York, 0.150%, 7/1/09 (a)	2,995,000
100,000	Rand Corp., LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	100,000
400,000	San Francisco Ballet, LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	400,000
	California MFA:
3,200,000	Exempt Facilities Revenue, Refunding, ExxonMobil Project, 0.170%, 7/1/09 (a)(d)	3,200,000
5,755,000	IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A., 0.450%, 7/2/09 (a)(d)	5,755,000
	California Statewide CDA:
1,200,000	A&B Die Casting Corp., LOC-Bank of America N.A., 0.570%, 7/2/09 (a)(d)	1,200,000
1,250,000	Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank, 0.330%, 7/2/09 (a)	1,250,000
1,225,000	Riverside County, CA, IDA, IDR, Spenuzza Inc. Project, LOC-Bank of
	America N.A., 0.450%, 7/2/09 (a)(d)	1,225,000
	Total Industrial Revenue	43,190,000
Life Care Systems — 0.5%
	ABAG Finance Authority for Nonprofit Corp., CA:
5,730,000	Eskaton Village-Roseville, LOC-KBC Bank NV, 0.250%, 7/2/09 (a)	5,730,000
5,845,000	Revenue, Pathways Home Health Hospice, LOC-U.S. Bank, 0.250%, 7/2/09 (a)	5,845,000
	Total Life Care Systems	11,575,000
Miscellaneous — 0.2%
1,674,000	Irvine, CA, Improvement Bond Act of 1915, Assessment District 87-8, LOC-
	KBC Bank NV, 0.250%, 7/1/09 (a)	1,674,000

See Notes to Schedule of Investments.

5

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Miscellaneous — 0.2% (continued)
$ 2,380,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health
	Project Inc., LOC-Citibank N.A., 0.160%, 7/1/09 (a)	$2,380,000
600,000	Orange County, CA, Improvement Bond Act 1915, Assessment District 01-1,
	LOC-KBC Bank NV, 0.250%, 7/1/09 (a)	600,000
	Total Miscellaneous	4,654,000
Pollution Control — 2.6%
	California PCFA:
13,375,000	Environmental Improvement Revenue, Atlantic Richfield Co., 0.250%, 7/1/09 (a)(d)	13,375,000
6,600,000	Pollution Control Revenue, Refunding, ExxonMobil Project, 0.100% due 7/1/09 (c)	6,600,000
	Solid Waste Disposal Revenue:
7,990,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 0.460%, 7/1/09 (a)(d)	7,990,000
9,970,000	Garaventa Enterprises, LOC-Bank of America N.A., 0.480%, 7/1/09 (a)(d)	9,970,000
11,000,000	Waste Connections Inc. Project, LOC-Bank of America N.A,
	0.450%, 7/2/09 (a)(d)	11,000,000
13,750,000	TECP, LOC-BP PLC, 0.350% due 10/1/09	13,750,000
	Total Pollution Control	62,685,000
Power — 0.6%
14,800,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit
	Local, 0.180%, 7/1/09 (a)	14,800,000
Public Facilities — 4.1%
	California Infrastructure & Economic Development Bank Revenue:
5,280,000	Contemporary Jewish Museum, LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	5,280,000
4,000,000	Orange County Performing Arts Center, LOC-Allied Irish Bank PLC,
	0.400%, 7/2/09 (a)	4,000,000
1,300,000	California Statewide CDA Revenue, North Peninsula Jewish Community
	Center, LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	1,300,000
5,675,000	Fremont, CA, COP, Capital Improvement Financing Project, LOC-
	Scotiabank, 0.250%, 7/2/09 (a)	5,675,000
5,520,000	Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement
	Project, LOC-Bank of America N.A., 0.320%, 7/1/09 (a)	5,520,000
	Irvine, CA, Improvement Bond Act 1915:
2,000,000	Assessment District 04-20, LOC-KBC Bank NV, 0.250%, 7/1/09 (a)	2,000,000
1,200,000	Assessment District 93-14, LOC-Bank of America N.A., 0.320%, 7/1/09 (a)	1,200,000
1,800,000	Assessment District No. 94, LOC-State Street Bank & Trust Co., 0.250%, 7/1/09 (a)	1,800,000
6,091,000	Revenue, Limited Obligation, Assessment District 04-20, LOC-KBC
	Bank NV, 0.250%, 7/1/09 (a)	6,091,000
7,300,000	Livermore, CA, COP, Capital Projects, LOC-Allied Irish Bank N.A., 0.600%, 7/2/09 (a)	7,300,000
	Los Angeles, CA, Municipal Improvement Corp., LOC-Bank of America N.A., TECP:
28,335,000	0.200% due 7/8/09	28,335,000
6,000,000	0.300% due 8/20/09	6,000,000
2,100,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-
	KBC Bank N.V., 0.150%, 7/1/09 (a)	2,100,000
2,915,000	San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone
	Center, LOC-State Street Bank & Trust Co., 0.250%, 7/2/09 (a)	2,915,000
	Ventura County, CA, PFA, TECP, LOC-Bank of Nova Scotia:
8,500,000	0.400% due 7/20/09	8,500,000

See Notes to Schedule of Investments.

6

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Public Facilities — 4.1% (continued)
$ 10,050,000	0.450% due 7/20/09	$10,050,000
	Total Public Facilities	98,066,000
Solid Waste/Resource Recovery — 1.7%
7,000,000	California MFA Solid Waste Revenue, Allied Waste North America Inc.,
	LOC-Bank of America N.A., 0.450%, 7/2/09 (a)(d)	7,000,000
	California PCFA:
2,535,000	Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A., 0.480%, 7/1/09 (a)(d)	2,535,000
6,345,000	Athens Services Project, LOC-Wells Fargo Bank N.A., 0.480%, 7/1/09 (a)(d)	6,345,000
1,015,000	BLT Enterprises, LOC-Wells Fargo Bank N.A., 0.480%, 7/1/09 (a)(d)	1,015,000
	Blue Line Transfer Inc. Project, LOC-Wells Fargo Bank N.A.:
6,965,000	0.480%, 7/1/09 (a)(d)	6,965,000
1,775,000	0.480%, 7/1/09 (a)(d)	1,775,000
3,300,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 0.460%, 7/1/09 (a)(d)	3,300,000
8,500,000	Solid Waste Disposal Revenue, Burrtec Waste Group Inc., LOC-U.S.
	Bank N.A., 0.460%, 7/1/09 (a)(d)	8,500,000
3,200,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance
	Bank, 0.350%, 7/1/09 (a)	3,200,000
	Total Solid Waste/Resource Recovery	40,635,000
Tax Allocation — 0.5%
10,000,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	10,010,656
1,805,000	Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project,
	LOC-Scotiabank, 0.130%, 7/2/09 (a)	1,805,000
	Total Tax Allocation	11,815,656
Transportation — 9.7%
	City of Long Beach, CA, LOC-JPMorgan Chase, TECP:
7,255,000	0.480% due 8/13/09	7,255,000
2,004,000	0.300% due 9/8/09	2,004,000
3,332,000	0.300% due 9/8/09	3,332,000
17,500,000	Contra Costa County, CA, Transportation, TECP, LOC-Bank of America
	N.A., 0.350% due 7/9/09	17,500,000
7,030,000	Los Angeles County, CA, MTA, TECP, LOC-BNP Paribas & Dexia Credit
	Local, 1.750% due 7/7/09	7,030,000
1,100,000	Los Angeles Department of Airports, Revenue, International Airport A, LOC-
	BNP Paribas, 0.300%, 7/1/09 (a)(d)	1,100,000
	Orange County, CA, TECP, LOC-Dexia Credit Local, Bank of America N.A.,
	BNP Paribas, JPMorgan Chase:
3,825,000	1.100% due 7/16/09	3,825,000
25,000,000	1.100% due 7/22/09	25,000,000
	San Francisco County, CA, Transportation Authority, Landesbank Baden-Wurttemberg TECP:
18,750,000	0.500% due 8/10/09	18,750,000
34,100,000	0.350% due 8/13/09	34,100,000
	San Francisco, CA, City & County Airports Commission, International Airport
	Revenue:
17,640,000	3.000% due 12/1/09 (c)(d)(e)	17,749,271
1,700,000	Assured Gty., SPA-Landesbank Baden-Wurttemberg, 2.250%, 7/1/09 (a)(d)	1,700,000
39,645,000	FSA, SPA-Dexia Credit Local, 1.000%, 7/1/09 (a)	39,645,000
9,000,000	TECP, LOC-State Street Bank & Trust Co., 0.350% due 8/24/09	9,000,000
21,789,000	San Jose, CA, International Airport State University, TECP, LOC-JPMorgan
	Chase, Dexia Credit Local, Bank of America N.A., 1.800% due 7/2/09	21,789,000

See Notes to Schedule of Investments.

7

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Transportation — 9.7% (continued)
	Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-
	Dexia Credit Local:
$ 13,300,000	0.400%, 7/2/09 (a)	$13,300,000
7,300,000	0.750%, 7/2/09 (a)	7,300,000
	Total Transportation	230,379,271
Utilities — 9.6%
3,300,000	California Alternative Energy Source Financing Authority Cogeneration
	Revenue, Refunding, GE Capital Corp., Arroyo, 0.330%, 7/1/09 (a)(d)	3,300,000
	California Infrastructure & Economic Development Bank Revenue, Pacific Gas
	& Electric Co., LOC-Wells Fargo Bank N.A.:
10,000,000	0.250%, 7/1/09 (a)(d)	10,000,000
5,000,000	0.300%, 7/1/09 (a)(d)	5,000,000
	California PCFA, PCR, Pacific Gas & Electric:
19,200,000	LOC-Bank One, 0.130%, 7/1/09 (a)	19,200,000
14,300,000	LOC-Bank One N.A., 0.130%, 7/1/09 (a)	14,300,000
	California State Department of Water Resources:
	Power Supply Revenue:
5,800,000	LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	5,800,000
	LOC-Bank of New York:
4,700,000	0.130%, 7/1/09 (a)	4,700,000
5,500,000	0.100%, 7/2/09 (a)	5,500,000
13,000,000	LOC-KBC Bank N.V. & Bank of Nova Scotia, 0.160%, 7/2/09 (a)	13,000,000
5,300,000	LOC-Landesbank Hessen-Thuringen, 0.130%, 7/1/09 (a)	5,300,000
9,000,000	LOC-State Street Bank & Trust Co., 0.120%, 7/2/09 (a)	9,000,000
4,600,000	Refunding, LOC-Lloyds TSB Bank PLC, 0.250%, 7/1/09 (a)	4,600,000
	Los Angeles, CA, Department of Water & Power:
9,800,000	SPA-Banco Bilboa Vizcaya, 0.230%, 7/1/09 (a)	9,800,000
	TECP, LOC-Banco Bilbao Vizcaya:
12,500,000	0.200% due 7/15/09	12,500,000
2,400,000	0.300% due 8/18/09	2,400,000
64,600,000	0.300% due 10/1/09	64,600,000
10,000,000	Los Angeles, CA, Department of Water & Power Revenue, Power Systems,
	SPA-Helaba, 0.250%, 7/2/09 (a)	10,000,000
5,300,000	Roseville, CA, Electric Systems Revenue, COP, FSA, SPA-Dexia Credit
	Local, 0.750%, 7/2/09 (a)	5,300,000
3,500,000	San Francisco, CA, Public Utilities, TECP, LOC-BNP Paribas, 0.350% due 10/7/09	3,500,000
21,000,000	Walnut, CA, Energy Center Authority Revenue, 1.500% due 6/8/10 (c)	21,165,955
	Total Utilities	228,965,955
Water & Sewer — 14.8%
12,500,000	Bakersfield, CA, Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	1.080%, 7/2/09 (a)	12,500,000
	California State Department of Water Resources, Power Supply Revenue:
10,000,000	FSA, SPA-JPMorgan Chase, 0.700%, 7/2/09 (a)	10,000,000
12,900,000	Refunding, Subordinated, LOC-Bank of America, 0.130%, 7/1/09 (a)	12,900,000
17,380,000	City of Santa Rosa, CA, Wastewater Revenue, LOC-Landesbank Baden-
	Wurttemberg, 1.300%, 7/2/09 (a)	17,380,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
10,000,000	0.350% due 7/6/09	10,000,000
17,200,000	0.200% due 7/7/09	17,200,000
6,800,000	0.400% due 9/9/09	6,800,000
10,000,000	0.650% due 9/10/09	10,000,000
17,500,000	0.350% due 10/6/09	17,500,000
8,000,000	Elsinore Valley, CA, Municipal Water District, COP, LOC-Allied Irish Bank
	PLC, 0.430%, 7/2/09 (a)	8,000,000

See Notes to Schedule of Investments.

8

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Water & Sewer — 14.8% (continued)
$ 8,495,000	Los Angeles, CA, Waste Water Systems Revenue, LOC-Bank of Nova Scotia,
	0.150%, 7/2/09 (a)	$8,495,000
	Metropolitan Water District of Southern California:
35,000,000	0.400%, 7/2/09 (a)	35,000,000
	SPA-Banco Bilbao Vizcaya:
13,725,000	0.200%, 7/1/09 (a)	13,725,000
6,200,000	0.100%, 7/2/09 (a)	6,200,000
2,300,000	SPA-BNP Paribas, 0.170%, 7/1/09 (a)	2,300,000
40,000	SPA-Landesbank Baden-Wurttemberg, 0.200%, 7/2/09 (a)	40,000
2,900,000	SPA-Landesbank Hessen, 0.250%, 7/2/09 (a)	2,900,000
6,700,000	SPA-Lloyds TSB Bank PLC, 0.250%, 7/1/09 (a)	6,700,000
	Waterworks Revenue:
40,000	Refunding, SPA-JPMorgan Chase, 0.170%, 7/2/09 (a)	40,000
15,000,000	SPA-BNP Paribas, 0.120%, 7/1/09 (a)	15,000,000
14,855,000	SPA-Citibank N.A., 0.350%, 7/1/09 (a)	14,855,000
2,700,000	Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A., 0.170%, 7/2/09 (a)	2,700,000
15,800,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance,
	0.350%, 7/1/09 (a)	15,800,000
3,830,000	Pittsburg, CA, Public Financing Authority Water Revenue, LOC-Allied Irish
	Bank PLC, 0.400%, 7/2/09 (a)	3,830,000
3,500,000	Rancho, CA, Water District Financing Authority Revenue, LOC-UBS AG,
	0.160%, 7/1/09 (a)	3,500,000
	Sacramento County, CA, Sanitation District Financing Authority Revenue:
9,000,000	LIQ-Bank of America N.A., 0.250%, 7/1/09 (a)	9,000,000
8,300,000	LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	8,300,000
5,000,000	LOC-U.S. Bank N.A., 0.200%, 7/1/09 (a)	5,000,000
	San Diego County, CA, Water Authority, TECP:
	LOC-BNP Paribas:
10,000,000	0.300% due 8/13/09	10,000,000
18,500,000	0.300% due 9/8/09	18,500,000
3,750,000	0.200% due 9/9/09	3,750,000
10,250,000	0.200% due 9/10/09	10,250,000
10,000,000	0.350% due 10/8/09	10,000,000
9,500,000	LOC-Dexia Credit Local, 1.150% due 7/2/09	9,500,000
6,600,000	Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe
	Generale, 0.150%, 7/1/09 (a)	6,600,000
7,825,000	West Basin, CA, Municipal Water District Revenue COP, SPA-Dexia Credit
	Local, 0.480%, 7/1/09 (a)	7,825,000
	Total Water & Sewer	352,090,000
	TOTAL INVESTMENTS — 99.1% (Cost — $2,356,290,361#)	2,356,290,361
	Other Assets in Excess of Liabilities — 0.9%	21,347,309
	TOTAL NET ASSETS — 100.0%	$2,377,637,670

†	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.
(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Maturity date shown represents the mandatory tender date.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

9

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Abbreviations used in this schedule:

ABAG - Association of Bay Area Governor
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
MUD - Municipal Utilities District
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
RDA - Redevelopment Agency
Radian - Radian Asset Assurance - Insured Bonds
SPA - Standby Bond Purchase Agreement - Insured Bonds
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

Ratings Table*

S&P/Moody’s/Fitch**

A-1	80.2%
VMIG1	8.8
SP-1	5.2
F-1	2.3
AAA/Aaa	1.7
A/A	0.8
P-1	0.4
BBB/Baa	0.3
MIG1	0.3
100.0%

*As a percentage of total investments.
** S&P primary rating; Moody’s secondary, then Fitch.
See pages 11 and 12 for definitions of ratings.

See Notes to Schedule of Investments.

10

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

11

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

12

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset California Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-Term Investments†	—	$2,356,290,361	—	$2,356,290,361

† See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The Fund may not invest in derivative instruments.

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: August 27, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: August 27, 2009